This prospectus sets forth concisely the information about Scudder Global Discovery Fund, a series of Scudder Global Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as revised March 6, 1996, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


Scudder
Global Discovery
Fund

Prospectus
March 1, 1996
As Revised
March 6, 1996


A pure no-load(TM) (no sales charges) mutual fund which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

Expense information

How to compare a Scudder pure no-load(TM) fund


This information is designed to help you understand the various costs and expenses of investing in Scudder Global Discovery Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)   NONE
     Commissions to reinvest dividends                   NONE
     Redemption fees                                     NONE*
     Fees to exchange shares                             NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                           1.10%
     12b-1 fees                                          NONE
     Other expenses                                      0.59%
                                                         -----
     Total Fund operating expenses                       1.69%
                                                         -----
                                                         -----

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

   1 Year            3 Years           5 Years               10 Years
   ------            -------           -------               --------
     $17               $53               $92                   $200

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


The Fund changed its name from Scudder Global Small Company Fund on March 6, 1996. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                                   For the Period
                                                                                                                  September 10, 1991
                                                                                                                     (commencement
                                                                                  Years Ended October 31,            of operations)
                                                               --------------------------------------------------    to October  31,
                                                                 1995           1994           1993          1992           1991
                                                               --------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . . .          $16.27         $16.14         $12.05         $11.92       $12.00
                                                                ------         ------         ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (a) . . . . . . . . . .            (.03)          (.02)           .04            .07          .01
  Net realized and unrealized gain (loss) on investment
    transactions . . . . . . . . . . . . . . . . . . .            1.38            .48           4.24            .08         (.09)
                                                                ------         ------         ------         ------       ------
Total from investment operations . . . . . . . . . . .            1.35            .46           4.28            .15         (.08)
                                                                ------         ------         ------         ------       ------
LESS DISTRIBUTIONS:
  From net investment income . . . . . . . . . . . . .               -              -           (.07)          (.02)          -
  In excess of net investment income . . . . . . . . .               -           (.18)             -              -            -
  From net realized gains on investment transactions .            (.08)          (.15)          (.12)             -            -
                                                                ------         ------         ------         ------       ------
Total distributions. . . . . . . . . . . . . . . . . .            (.08)          (.33)          (.19)          (.02)           -
                                                                ------         ------         ------         ------       ------
Net asset value, end of period . . . . . . . . . . . .          $17.54         $16.27         $16.14         $12.05       $11.92
                                                                ------         ------         ------         ------       ------
                                                                ------         ------         ------         ------       ------
Total Return (%) . . . . . . . . . . . . . . . . . . .            8.32           2.80          36.04           1.26         (.67)*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . .             255            256            198             55            9
Ratio of operating expenses net, to average daily
  net assets (%) (a) . . . . . . . . . . . . . . . . .            1.69           1.70           1.50           1.50         1.50**
Ratio of net investment income (loss) to average daily
  net assets (%) . . . . . . . . . . . . . . . . . . .            (.12)          (.28)           .53            .78         2.47**
Portfolio turnover rate (%). . . . . . . . . . . . . .            43.7           45.8           54.6           23.4            -
(a) Reflects a per share amount of expenses, exclusive of
     management fees, reimbursed by the Adviser of . .         $     -      $       -        $     -        $     -     $    .06
    Reflects a per share amount of management fee not
     imposed by the Adviser of . . . . . . . . . . . .         $     -      $     .01        $   .04        $   .09     $    .01
    Operating expense ratio including expenses
     reimbursed, management fee and other expenses
     not imposed (%) . . . . . . . . . . . . . . . . .               -           1.76           2.01           2.53        15.34**
*   Not annualized
**  Annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.
                                                                /s/Daniel Pierce


Scudder Global Discovery Fund



Investment objective

o above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

Investment characteristics

o participation in a diversified, professionally-managed portfolio of smaller, often lesser-known companies based in the U.S. and foreign countries

o    access to global investment opportunities and diversification

o potential for above-average long-term capital appreciation with the likelihood of above-average stock market volatility


Contents

Investment objective and policies                      5

Why invest in the Fund?                                6

International investment experience                    7

Special risk considerations                            7

Additional information about policies
   and investments                                     8

Distribution and performance information              11

Fund organization                                     11

Purchases                                             12

Exchanges and redemptions                             13

Transaction information                               14

Shareholder benefits                                  18


Directors and Officers                                21

Investment products and services                      22

How to contact Scudder                                23

Investment objective and policies


Scudder Global Discovery Fund (the "Fund"), a diversified series of Scudder Global Fund, Inc., seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments in small companies


In pursuit of its objective, the Fund generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.


The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.


Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements, purchase securities on a when-issued or forward delivery basis, and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. More information about investment techniques is provided under "Additional information about policies and investments."


Why invest in the Fund?


Scudder Global Discovery Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.

Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise. The Fund enjoys the flexibility to invest in all established markets, as well as in newly opened or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.


The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.

While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.

The Fund is appropriate for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, hold securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience researching and managing investment both in the U.S. and abroad.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

International investment experience


The Adviser has been a leader in international investment management for over 40 years. Its investment company clients include Scudder International Fund, Inc., which was incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Global Fund and Scudder Global Bond Fund, which invest worldwide, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin, with the exception of Japan, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Greater Europe Growth Fund, which invests in equity securities of European companies. The Adviser also manages the assets of eight closed-end investment companies which invest in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc. and Scudder World Income Opportunities Fund, Inc.


Special risk considerations

The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will invest in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets, which enhances the Fund's appeal as a diversification tool. The Fund's share price will reflect the movements of the different stock markets in which it is invested and the different currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies is likely to account for part of the Fund's investment performance, although the Adviser believes that, over the long term, the impact of currency changes on Fund performance will not be as significant as changes in the underlying investments. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management. The Fund will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.

A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objectives and Policies" in the Fund's Statement of Additional Information.


The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also invest up to 5% of its net assets in debt securities rated below investment-grade. See "Risk factors."


Special situation securities

From time to time, the Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consists of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.


Debt securities. The Fund may invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P, or unrated securities of equivalent quality. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks become. The Fund may invest in securities rated D by S&P at the time of purchase, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization


The Fund is a diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Corporation was organized as a Maryland corporation in May 1986.


(Continued on page 14)


 Purchases


 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:
                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate
 shares              plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                    o  By Wire               Please see Transaction information - Purchasing shares -
                                             By wire following these tables for details, including the
                                             ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional investment in your
                                             Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.



Exchanges and redemptions


 Exchanging        Minimum investments: $1,000 to establish a new account; $100 to exchange among
 shares            existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming        o By Telephone      To  speak  with a service representative, call 1-800-225-5163  from
 shares                               8 a.m. to 8 p.m.eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption  proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax
                     or Fax           number above and include:
                                        -   the name of the Fund and account number you are redeeming from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to redeem; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See
                                      Transaction information--Redeeming shares following these tables.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 11)


The Fund changed its name from Scudder Global Small Company Fund on March 6,
1996.


The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

For the fiscal year ended October 31, 1995, the Adviser received an investment management fee of 1.10% of average daily net assets on an annual basis. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The fee is higher than that charged to most other funds. However, management of the Fund involves analyzing companies, markets and economies throughout the world and the management fee is not necessarily higher than the fees charged to funds with similar investment objectives and policies.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder, Stevens & Clark, Inc., is located at 345 Park Avenue, New York, New
York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

          The Scudder Funds
          State Street Bank and Trust Company
          Boston, MA 02101
          ABA Number 011000028
          DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. You must include with your payment the order number given at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. If payment by check or wire is not received within three business days, the order is subject to cancelation and the shareholder will be responsible for any loss to the Fund resulting from this cancelation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder.

The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Global Discovery Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Gerald J. Moran has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined Scudder's equity research and management area in 1968 as an analyst and has focused on small company stocks since 1982 and has been a portfolio manager since 1985.

Elizabeth Allan, Portfolio Manager, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Ms. Allan, who has been a portfolio manager at Scudder since 1991, joined the firm in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia.

Joan Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

Sewall Hodges, Portfolio Manager, joined Scudder in 1995 and the team in 1996. Mr. Hodges, who has ten years in global analysis and portfolio management, focuses on the Fund's stock selection and research.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
     President and Director

Daniel Pierce*
    Vice President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Sheryle J. Bolton
    Director; Consultant

Thomas J. Devine
    Director; Consultant

William H. Gleysteen, Jr.
    Director; Consultant

William H. Luers
    Director; President, The Metropolitan Museum of Art

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Columbia University Graduate School of Business

Adam M. Greshin*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Douglas M. Loudon*
    Vice President

Gerald J. Moran*
    Vice President

M. Isabel Saltzman*
    Vice President

Cornelia M. Small*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Juris Padegs*
    Vice President and Assistant Secretary

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services



    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Discovery Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                     Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
  ------------------------------------------------------------------------------------------------------------------------
 For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free prospectus.  Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local taxes.  *Not available in all states.  +++A no-load variable annuity contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by Scudder's  insurance  agencies,
 1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder  Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of
 Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.



  How to contact Scudder


 Account Service and Information:                           Please address all correspondence to:

 For existing account            Scudder Investor                     The Scudder Funds
 service and transactions        Relations                            P.O. Box 2291
                                                                      Boston, Massachusetts
                                 1-800-225-5163                       02107-2291

 For personalized                Scudder Automated
 information about your          Information Line (SAIL)
 Scudder accounts;
 exchanges and                   1-800-343-2890
 redemptions; or
 information on any
 Scudder fund


 Investment Information:                                    Or Stop by a Scudder Funds Center:

 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications                                Funds Center near you--they can be found in the
 and prospectuses, or for        1-800-225-2470             following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton                   New York
 403(b) plans                    Contribution Services      Boston                       Portland, OR
                                 1-800-323-6105             Chicago                      San Diego
                                                            Cincinnati                   San Francisco
                                                            Los Angeles                  Scottsdale

 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional  cash  management  service for corpo-        funds  designed to  meet  the  broad  investment
 rations, non-profit  organizations and trusts which        management  and   service  needs  of  banks  and
 utilizes certain portfolios of Scudder Fund,  Inc.*        other institutions, call:  1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.

 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.


Scudder
Greater Europe Growth Fund


Prospectus
March 1, 1996


A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital through investments primarily in the equity securities of European companies.



This prospectus sets forth concisely the information about
Scudder Greater Europe Growth Fund, a series of Scudder
International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing
Scudder Investor Services, Inc., Two International Place,
Boston, MA 02110-4103 or calling 1-800-225-2470. The
Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange
Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

 Expense information

How to compare a Scudder pure  no-load(TM)  fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Greater Europe Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

    Sales commissions to                       NONE
    purchase shares (sales
    load)

    Commissions to reinvest                    NONE
    dividends

    Redemption fees                            NONE *

    Fees to exchange shares                    NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.


    Investment management                      0%**
    fee (after waiver)

    12b-1 fees                                 NONE

    Other expenses                             1.50%**

                                               -----
    Total Fund operating                       1.50%**
    expenses                                   =====


Example
Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

1 Year       5 Years              10 Years         3 Years
------       -------              --------         -------
$15           $47                   $82             $179

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until February 28, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive its fee, Fund expenses would have been: investment management fee 1.00%, other expenses 1.74% and total operating expenses 2.74% for the fiscal year ended October 31, 1995. To the extent that expenses fall below 1.50% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.50%.

 Financial highlights

  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

  If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                              For the Period
                                                                             Year            October 10, 1994
                                                                             Ended            (commencement
                                                                          October 31,        of operations) to
                                                                             1995            October 31, 1994
                                                                          -----------        -----------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . .         $12.18              $12.00
                                                                               ------              ------
Income from investment operations:
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . . .            .13                 .01
 Net realized and unrealized gain on investment transactions . . . . .           1.70                 .17
                                                                               ------              ------
Total from investment operations . . . . . . . . . . . . . . . . . . .           1.83                 .18
                                                                               ------              ------
Less distributions from net investment income. . . . . . . . . . . . .           (.02)                  -
                                                                               ------              ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .         $13.99              $12.18
                                                                               ======              ======
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.06                1.50**

Ratios and Supplemental Data
Net assets, end of period ($ millions) . . . . . . . . . . . . . . . .             41                   8
Ratio of operating expenses, net to average daily net assets (%) (a)             1.50                1.50*
Ratio of net investment income to average daily net assets (%) . . . .           1.25                2.40*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . .           27.9                   -
(a)   Reflects a per share amount of expenses, exclusive of
       management fees, reimbursed by the Adviser of . . . . . . . . .        $     -             $   .01
      Reflects a per share amount of management fee and other
       fees not imposed. . . . . . . . . . . . . . . . . . . . . . . .        $   .13             $   .02
      Operating expense ratio including expenses reimbursed,
       management fee and other expenses not imposed (%) . . . . . . .           2.74               11.46*

 *    Annualized
**    Not annualized


 A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                /s/Daniel Pierce

Scudder Greater Europe Growth Fund

Investment objective

 o long-term growth of capital through investments primarily in the equity securities of European companies

Investment characteristics

 o focus on well-managed companies standing to benefit from economic growth and changes underway in Europe

 o actively managed by Scudder, Stevens & Clark, Inc., an investment adviser with over 35 years of experience investing in Europe

 o a pure no-load(TM) fund: no sales charges, redemption fees, or annual 12b-1 payments


 Contents

Investment objective and policies                      5

Why invest in the Fund?                                6

International investment experience                    7

Additional information about policies
   and investments                                     7

Risk considerations                                    9

Distribution and performance information              11

Purchases                                             12

Exchanges and redemptions                             13

Fund organization                                     14

Transaction information                               15

Shareholder benefits                                  19

Directors and Officers                                22

Investment products and services                      23

How to contact Scudder                        Back cover

Investment objective and policies

Scudder Greater Europe Growth Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o  A  company,  wherever  organized,   where  at  least  50%  of  the  company's
   non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include: Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund may invest in other countries of Europe when their markets become sufficiently developed, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser").

The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Corporation ("S&P").

The Fund may invest in when-issued securities and convertible securities and may enter into repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.

In addition, to provide for redemptions or distributions, the Fund may borrow from banks and other entities in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. More information about investment techniques is provided under "Additional information about policies and investments."

Investment strategy

The Adviser will conduct regional, country, industry and company analysis in search of investments likely to benefit from economic, political, industrial and other changes occurring across Europe. In investigating these four areas, the Adviser relies heavily on fundamental analysis supplemented by field research.

Regional and country analysis involves evaluating such factors as projected levels of economic growth, changes in interest rates and inflation, trade patterns, fluctuations in currencies and political developments within and among nations. Along with this macroeconomic analysis, the Adviser weighs the prospects for individual industries and companies. The focus will be on looking for companies with strong management teams, solid finances, leading products, franchises or technologies, and market strategies well positioned to benefit from growth and developments in the region.

 Why invest in the Fund?

The goal of Scudder Greater Europe Growth Fund is to provide investors with long-term growth of capital by participating in investments, primarily in the form of equity securities, located throughout Greater Europe, which encompasses both the industrialized nations of Western Europe and the less wealthy or developed markets in Southern and Eastern Europe. Greater Europe is a region of more than 3.8 million square miles, 800 million consumers, and has a total wealth unsurpassed by any other continent. While this region is diverse in culture, politics and industrial development, it is taking steps to promote greater economic integration and cooperation.

In selecting investments for the Fund, the Adviser seeks out well-managed companies, both large multinationals and smaller local firms, standing to benefit from structural and cyclical changes now underway in Europe. Economic growth transformation and renewal are taking place in different areas and different ways including: a trend toward privatizations and corporate restructurings; deregulation and modernization of securities markets; reduction in trade barriers and currency restrictions; global expansion by major European companies of both exports and production; steps toward the broadening of the

European Community; economic reform and modernization of the former communist countries of Eastern Europe; expected further growth of an already large middle class and a general increase in consumer confidence; and anticipated labor market restructurings. The Adviser believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation.

The Fund seeks to provide appreciation over time with average international equity fund risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While the Fund entails stock market and other risks, movements in its share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and thus may moderate overall portfolio risk.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the German deutschemark, for example, the dollar value of a German stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the deutschemark, the dollar value of the German stock will fall.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult and expensive to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the European markets. See "Risk considerations."

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

 International investment
 experience

The Adviser, a leader in international investment management, has been investing in Europe for over 35 years. In 1953, the Adviser introduced the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Fund. International assets under Scudder's supervision as of December 31, 1995 exceeded $20 billion, of which over $10 billion was invested in Europe.

The Adviser also manages a number of offshore and U.S. investment companies that can invest in all or select regions of Europe, including two closed-end funds that trade on the New York Stock Exchange: Scudder New Europe Fund, Inc. and The First Iberian Fund, Inc. The Adviser maintains an office in London with various contacts there and elsewhere in Europe.

 Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund may not invest more than 25% of its assets in securities of companies in the same industry.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, in restricted securities and repurchase agreements maturing in more than seven days.

A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"   in  the  Fund's  Statement  of  Additional
Information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities. Please see "Risk considerations--Repurchase agreements" for more information.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivatives contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk considerations--Strategic Transactions and derivatives" for more information.

 Risk considerations

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Investing in Europe. The Fund's performance is susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect the Fund's performance. To the extent that the Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain  Eastern  European  countries  currently are
implementing  or  considering   reforms   directed  at  political  and  economic
liberalization, there can be no
assurance that these reforms will continue or achieve their goals.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of the Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then the Fund's holdings would appreciate in value.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Debt securities. The Fund may invest up to 20% of its total assets in debt securities which are unrated, rated or the equivalent of those rated below investment-grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. The trading market for lower-grade securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to.


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

 Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made, if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a

(Continued on page 14)


 Purchases

Opening              Minimum initial investment: $1,000; IRAs $500
an account           Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks payable  o  By Mail              Send your completed and signed application and check
to "The Scudder
Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:
                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire  following  these  tables  for details,  including  the  ABA  wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Purchasing           Minimum additional investment: $100; IRAs $50
additional shares    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks payable  o  By Mail              Send a check with a Scudder  investment  slip, or with a letter of
to "The Scudder                              instruction  including your account number and the complete Fund name, to
Funds."                                      the appropriate address listed above.

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire  following  these  tables  for details,  including  the  ABA  wire transfer number.

                     o  In  Person           Visit  one of our Funds Centers   to  make  an   additional
                                             investment  in  your  Scudder  fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares-- By
                                             AutoBuy or By  telephone  order for more details.

                     o  By Automatic         You may arrange to make  investments  on a regular  basis
                        Investment Plan      through  automatic deductions from your bank checking account.
                        ($50 minimum)        Please call 1-800-225-5163 for more information and an
                                             enrollment form.



 Exchanges and redemptions

Exchanging         Minimum  investments:   $1,000  to  establish  a  new
shares             account;  $100  to  exchange  among  existing  accounts

                   o By Telephone     To  speak  with  a  service  representative,  call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.
                                      Send your instructions
                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Redeeming shares   o By  Telephone    To  speak  with a service  representative, call 1-800-225-5163  from
                                      8  a.m.  to  8  p.m. eastern   time  or  to  access   SAIL(TM),
                                      Scudder's Automated Information Line, call 1-800-343-2890  (24 hours a day).  You may have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption proceeds  of up to  $50,000  sent  to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the  name  of  the  Fund  and  account number you are  redeeming  from;
                                        - your name(s)  and  address as they  appear on your  account;
                                        - the  dollar  amount or number of shares you wish to redeem; and
                                        - your  signature(s)  as it  appears  on  your account and a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000.  See Transaction information--Redeeming shares following these tables.

                   o By  Automatic    You may  arrange to receive  automatic  cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

(Continued from page 11)

retirement  plan,  all  dividends  and  capital  gains   distributions  must  be
reinvested into the account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

 Fund organization

Scudder Greater Europe Growth Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Corporation is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors.

The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund until February 28, 1997.


For the fiscal year ended October 31, 1995, the Adviser waived its investment management fee.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

 Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on European securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

 Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Greater Europe Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Carol Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined Scudder in 1981 and has nine years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

  o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

  o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

  o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

  o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

  o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

  o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
   Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital
    Management Corporation


William H. Gleysteen, Jr.
    Director; Consultant


William H. Luers
    Director; President, The Metropolitan
    Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant
    Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary



*Scudder, Stevens & Clark, Inc.

 Investment products and services


   The Scudder Family of Funds                                      Income
   Money market                                                       Scudder Emerging Markets Income Fund
     Scudder Cash Investment Trust                                    Scudder Global Bond Fund
     Scudder U.S. Treasury Money Fund                                 Scudder GNMA Fund
   Tax free money market+                                             Scudder Income Fund
     Scudder Tax Free Money Fund                                      Scudder International Bond Fund
     Scudder California Tax Free Money Fund*                          Scudder Short Term Bond Fund
     Scudder New York Tax Free Money Fund*                            Scudder Zero Coupon 2000 Fund
   Tax free+                                                        Growth
     Scudder California Tax Free Fund*                                Scudder Capital Growth Fund
     Scudder High Yield Tax Free Fund                                 Scudder Development Fund
     Scudder Limited Term Tax Free Fund                               Scudder Global Fund
     Scudder Managed Municipal Bonds                                  Scudder Global Small Company Fund
     Scudder Massachusetts Limited Term Tax Free Fund*                Scudder Gold Fund
     Scudder Massachusetts Tax Free Fund*                             Scudder Greater Europe Growth Fund
     Scudder Medium Term Tax Free Fund                                Scudder International Fund
     Scudder New York Tax Free Fund*                                  Scudder Latin America Fund
     Scudder Ohio Tax Free Fund*                                      Scudder Pacific Opportunities Fund
     Scudder Pennsylvania Tax Free Fund*                              Scudder Quality Growth Fund
   Growth and Income                                                  Scudder Small Company Value Fund
     Scudder Balanced Fund                                            Scudder Value Fund
     Scudder Growth and Income Fund                                   The Japan Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
   Retirement Plans and Tax-Advantaged Investments
     IRAs                                                             403(b) Plans
     Keogh Plans                                                      SEP-IRAs
     Scudder Horizon Plan*+++ (a variable annuity)                      Profit Sharing and
     401(k) Plans                                                              Money Purchase Pension Plans
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
   Closed-end Funds#
     The Argentina Fund, Inc.                                         Scudder New Europe Fund, Inc.
     The Brazil Fund, Inc.                                            Scudder World Income Opportunities Fund, Inc.
     The First Iberian Fund, Inc.
     The Korea Fund, Inc.                                           Institutional Cash Management
     The Latin America Dollar Income Fund, Inc.                       Scudder Institutional Fund, Inc.
     Montgomery Street Income Securities, Inc.                        Scudder Fund, Inc.
     Scudder New Asia Fund, Inc.                                      Scudder Treasurers Trust(TM)++
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

For complete information on any of the above Scudder funds, including management fees and expenses,  call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local  taxes.  *Not  available in all states.  +++A no-load  variable  annuity  contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by  Scudder's  insurance  agencies,
1-800-225-2470.  #These funds, advised by Scudder,  Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder Treasurers  Trust(TM),  an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

 How to contact Scudder

 Account Service and Information:                           Please address all correspondence to:


 For existing account           Scudder Investor                    The Scudder Funds
 service and transactions       Relations                           P.O. Box 2291
                                1-800-225-5163                      Boston, Massachusetts
                                                                    02107-2291

 For personalized               Scudder Automated
 information about your         Information Line
 Scudder accounts;              (SAIL)
 exchanges and                  1-800-343-2890
 redemptions; or
 information on any
 Scudder fund


 Investment Information:                                    Or Stop by a Scudder Funds Center:


 To receive information          Scudder Investor           Many shareholders enjoy the personal, one-on-one
 about the Scudder funds,        Relations                  service of the Scudder Funds Centers. Check for a
 for additional applications     1-800-225-2470             Funds Center near you--they can be found in the
 and prospectuses, or for                                   following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined            Boca Raton           New York
 403(b) plans                    Contribution               Boston               Portland, OR
                                 Services                   Chicago              San Diego
                                 1-800-323-6105             Cincinnati           San Francisco
                                                            Los Angeles          Scottsdale


 For information on Scudder Treasurers Trust(TM), an        For information on Scudder Institutional Funds*,
 institutional cash management service for                  funds designed to meet the broad investment
 corporations, non-profit organizations and trusts which    management and service needs of banks and
 utilizes certain portfolios of Scudder Fund, Inc.*         other institutions, call: 1-800-854-8525.
 ($100,000 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.


 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                                    Scudder
                             Pacific Opportunities
                                      Fund


                                   Prospectus
                                 March 1, 1996




A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

This prospectus sets forth concisely the information about Scudder Pacific Opportunities Fund, a series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

Expense information


How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Pacific Opportunities Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


 1)  Shareholder  transaction  expenses:  Expenses  charged  directly  to your  individual  account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                                               NONE
     Commissions to reinvest dividends                                                               NONE
     Redemption fees                                                                                 NONE*
     Fees to exchange shares                                                                         NONE

 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                                                                    1.10%
     12b-1 fees                                                                                    NONE
     Other expenses                                                                               0.64%
                                                                                                  -----
     Total Fund operating expenses                                                                1.74%
                                                                                                  =====

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

            1 Year                      3 Years                      5 Years                     10 Years
            ------                      -------                      -------                     --------
             $18                          $55                          $94                         $205


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

 * You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                          FOR THE PERIOD
                                                                                                         DECEMBER 8, 1992
                                                                               YEARS ENDED OCTOBER 31,    (COMMENCEMENT
                                                                                ---------------------   OF OPERATIONS) TO
                                                                                 1995           1994     OCTOBER 31, 1993
                                                                               -------        -------    ----------------
Net asset value, beginning of period ...................................       $ 17.57        $ 16.21        $ 12.00
                                                                               -------        -------        -------
Income from investment operations:
      Net investment income (a) ........................................           .10            .04            .04
      Net realized and unrealized gain (loss) on investment
      transactions......................................................         (1.98)          1.41           4.17
                                                                               -------        -------        -------
Total from investment operations .......................................         (1.88)          1.45           4.21
                                                                               -------        -------        -------
Less distributions from:
      Net investment income ............................................          (.10)          (.08)            --
      Net realized gains on investment transactions ....................            --           (.01)            --
                                                                               -------        -------        -------
Total distributions ....................................................          (.10)          (.09)            --
                                                                               -------        -------        -------
Net asset value, end of period .........................................       $ 15.59        $ 17.57        $ 16.21
                                                                               =======        =======        =======
TOTAL RETURN (%) .......................................................        (10.73)          8.97          35.08**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .................................           384            499            270
Ratio of operating expenses, net to average daily net assets (%) (a) ...          1.74           1.81           1.75*
Ratio of net investment income to average daily net assets (%) .........           .65            .28           1.41*
Portfolio turnover rate (%) ............................................          64.0           38.5            9.9*
(a) Reflects a per share amount of management fee and other fees
        not imposed by the Adviser of ..................................            --             --            .03
    Operating expense ratio including expenses reimbursed,
        management fee and other expenses not imposed (%) ..............            --             --           2.90*

 *    Annualized

**    Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                /s/Daniel Pierce


Scudder Pacific Opportunities Fund

Investment objective

o long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan

Investment characteristics

o    convenient,  low-cost  access to  investment  opportunities  in the Pacific
     Basin

o participation in a professionally managed portfolio of securities in a region of the world that few investors have the time, resources or experience to research

o    increased international diversification

o    daily liquidity at net asset value

o    above-average investment risk


Contents


Investment objective and policies                      5
Why invest in the Fund?                                6
International investment experience                    7
Additional information about policies
   and investments                                     7
Distribution and performance information              10
Fund organization                                     11
Purchases                                             12
Exchanges and redemptions                             13
Transaction information                               14
Shareholder benefits                                  18
Directors and Officers                                21
Investment products and services                      22
How to contact Scudder                                23

Investment objective and policies


Scudder Pacific Opportunities Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund's investment program focuses on the smaller, emerging markets in this region of the world. The Fund is appropriate for no-load investors seeking to benefit from economic growth in the Pacific Basin, but who do not want direct exposure to the Japanese market. An investment in the Fund entails above-average investment risk.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market.

The Fund may invest up to 35% of its total assets in foreign and domestic debt securities if the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser") determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. The Fund may purchase bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA or A by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Should the rating of a security in the Fund's portfolio be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results. The Fund may also purchase shares of closed-end investment companies that invest primarily in the Pacific Basin. In addition, the Fund may invest in when-issued securities and convertible securities and may engage in strategic transactions. For temporary defensive purposes, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements when the Adviser deems such a position advisable in light of economic or market conditions. More information about investment techniques is provided under "Additional information about policies and investments."

Investment strategy

The Adviser seeks to identify companies with favorable potential for appreciation through growing earnings or market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. market capitalization.

The Adviser evaluates investments for the Fund from both a macroeconomic and a microeconomic perspective, using extensive field research. Macroeconomic research includes a study of the economic fundamentals of each country and an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the Adviser to identify the industries and sectors most likely to benefit from the political, social and economic changes taking place across the Pacific Basin. Microeconomic analysis identifies individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies.


Why invest in the Fund?

The Fund is designed for investors wishing to participate in the investment opportunities afforded by the smaller, emerging markets in the Pacific Basin. The Adviser believes that the economies of the Pacific Basin will continue to have among the world's fastest rates of economic growth over the next decade. These economies are generally characterized by large, hard-working labor pools, a well-educated and growing middle class and high savings rates. They are benefiting from rapid growth of intra-regional trade, one of the most important economic developments in this part of the world in recent years, and a high level of infrastructure development. Many companies in the Pacific Basin are experiencing rising productivity and profit growth due to increased focus on higher value added, more profitable product lines and enhanced capital investment in technology. In addition, governments are opening capital markets to foreign investors region-wide. This combination of factors is attracting foreign capital to the region and fueling growth that is presently more rapid than that of Japan, the U.S. and other more developed countries. As a result, the stock markets in many of these countries have, in recent years, outperformed our own.

The Fund involves above-average risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. However, movements in the Fund's share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and moderate overall portfolio risk.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the more dynamic, developing countries in the Pacific Basin region. See "Additional information about policies and investments--Risk factors."

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


International investment experience

The Adviser, a leader in international investment management, has been investing in the Pacific Basin for over 35 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of the Pacific Basin, including two closed-end funds that trade on the New York Stock
Exchange: Scudder New Asia Fund, Inc. and The Korea Fund, Inc. The Adviser also manages The Japan Fund, Inc., an open-end investment company investing primarily in securities of Japanese companies.


Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objective and Policies" in the Fund's Statement of Additional Information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. Please see "Risk factors--Repurchase agreements" for more information.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in the Pacific Basin. The Fund is susceptible to political and economic factors affecting issuers in Pacific Basin countries. Although the Fund will not invest in Japanese companies, some Pacific Basin economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income and gains from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the security.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


Distribution and performance information

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in additional shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Pacific Opportunities Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.

All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.

(Continued on page 14)


Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:

                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612

                    o    By Wire             Please see Transaction  information--Purchasing
                                             shares-- By wire  following  these  tables for details,
                                             including  the ABA  wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                    o    In Person           Visit one of our Funds  Centers to  complete
                                             your   application   with   the   help  of  a   Scudder
                                             representative. Funds Center locations are listed under
                                             Shareholder benefits.
------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks        o    By Mail             Send a check with a Scudder investment slip, or
 payable to "The                             with a letter of instruction including your
 Scudder Funds."                             account  number and the complete  Fund name, to
                                             the appropriate  address listed above.  Scudder Funds."

                    o    By Wire             Please see Transaction  information--Purchasing
                                             shares-- By wire  following  these  tables for details,
                                             including the ABA wire transfer number.

                    o    In Person           Visit one of our  Funds  Centers  to make an
                                             additional  investment  in your Scudder  fund  account.
                                             Funds Center  locations  are listed  under  Shareholder
                                             benefits.

                    o    By Telephone        Please      see      Transaction
                                             information--Purchasing   shares--  By  AutoBuy  or  By
                                             telephone order for more details.

                    o    By Automatic        You may arrange to make  investments  on a
                         Investment Plan     regular  basis  through   automatic
                         ($50 minimum)       deductions from your bank checking account. Please call
                                             1-800-225-5163  for more  information and
                                             an enrollment form.

                                       12



Exchanges and redemptions


 Exchanging shares Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:    or     by express, registered,    or  by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
----------------------------------------------------------------------------------------------------------------------------------
 Redeeming          o By  Telephone   To speak with a service  representative,
 shares                               call  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time
                                      or to access SAIL(TM),  Scudder's Automated Information
                                      Line,  call  1-800-343-2890  (24 hours a day).  You may
                                      have  redemption  proceeds  sent to your  predesignated
                                      bank account,  or redemption  proceeds of up to $50,000
                                      sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                         -    the  name  of the  Fund  and  account  number  you  are
                                              redeeming from;
                                         -    your  name(s)  and  address  as  they  appear  on  your
                                              account;
                                         -    the  dollar  amount or  number  of  shares  you wish to
                                              redeem; and
                                         -    your  signature(s)  as it appears on your account and a
                                              daytime telephone number.

                                      A signature  guarantee is required for  redemptions  over
                                      $50,000. See Transaction  information--Redeeming shares
                                      following these tables.

                    o By Automatic    You may arrange to receive  automatic cash
                      Withdrawal      payments    periodically. Call 1-800-225-5163  for more  information and an enrollment form.
                      Plan

(Continued from page 11)

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other

Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pacific Opportunities Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Elizabeth J. Allan assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Ms. Allan joined Scudder in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing. Joyce E. Cornell, Portfolio Manager since 1993, has focused on stock selection, a role she has played since the Fund's introduction in 1992. Ms. Cornell, who has eight years of investment experience as a research analyst, joined Scudder in 1991 in this capacity.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation


William H. Gleysteen, Jr.
    Director; Consultant


William H. Luers
    Director; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President



Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.


  Investment products and services
  The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                     Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------

For complete information on any of the above Scudder funds, including management fees and expenses,  call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local taxes.  *Not available in all states.  +++A no-load  variable  annuity  contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by  Scudder's  insurance  agencies,
1-800-225-2470.  #These funds, advised by Scudder,  Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder Treasurers  Trust(TM),  an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.



How to contact Scudder
Account Service and Information:                            Please address all correspondence to:
For existing account service    Scudder Investor Relations                 The Scudder Funds
and transactions                1-800-225-5163                             P.O. Box 2291
                                                                            Boston, Massachusetts
                                                                                02107-2291
For  personalized  information  Scudder  Automated
about your  Scudder  accounts;  Information Line
exchanges and redemptions;  or  (SAIL)
information   on  any  Scudder  1-800-343-2890
fund

Investment Information:                                     Or Stop by a Scudder Funds Center:

To receive information about    Scudder Investor Relations  Many  shareholders  enjoy the personal,  one-on-one
the Scudder funds, for          1-800-225-2470              service of the Scudder Funds  Centers.  Check for a
additional applications and                                 Funds  Center  near  you--they  can be  found in the
prospectuses, or for                                        following cities:
investment questions

For establishing 401(k) and     Scudder Defined             Boca Raton                 New York
403(b) plans                    Contribution Services       Boston                     Portland, OR
                                1-800-323-6105              Chicago                    San Diego
                                                            Cincinnati                 San Francisco
                                                            Los Angeles                Scottsdale


For  information on Scudder  Treasurers  Trust(TM),  an     For information on Scudder  Institutional Funds*, funds
institutional cash management service for corporations,     designed to meet the broad  investment  management  and
non-profit  organizations  and  trusts  which  utilizes     service  needs of banks and other  institutions,  call:
certain  portfolios  of Scudder Fund,  Inc.*  ($100,000     1-800-854-8525.
minimum), call: 1-800-541-7703.


Scudder Investor  Relations and Scudder Funds Centers are services  provided through Scudder  Investor  Services,  Inc.,
Distributor.

*    Contact Scudder  Investor  Services,  Inc.,  Distributor,  to receive a prospectus with more complete  information, including management fees and expenses. Please read it carefully before you invest or send money.


                                    Scudder
                                 Latin America
                                      Fund


                                   Prospectus
                                 March 1, 1996



A pure no-load(TM) (no sales charges) mutual fund which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

This prospectus sets forth concisely the information about Scudder Latin America Fund, a series of Scudder International Fund, Inc., an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 4.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Latin America Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                                               NONE
     Commissions to reinvest dividends                                                               NONE
     Deferred sales charge                                                                           NONE
     Redemption fees payable to the Fund                                                            2.00%*
     Exchange fees payable to the Fund                                                              2.00%*


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee (after state imposed expense limitation)                             1.22%**
     12b-1 fees                                                                                      NONE
     Other expenses                                                                                 0.86%
                                                                                                    -----
     Total Fund operating expenses                                                                  2.08%**
                                                                                                    -----
                                                                                                    -----
 Example


Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.


           1 Year                      3 Years                      5 Years                      10 Years
           ------                      -------                      -------                      --------
             $21                         $65                          $112                         $241


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 2% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year, this fee is waived for all shares purchased through certain retirement plans. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

** For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee. Without the state imposed expense limitation, the total annualized expenses of the Fund would have been 2.11% (of which 1.25% would have consisted of investment management fees) for the fiscal year.

  Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.
                                                                                                                For the Period
                                                                                                               December 8, 1992
                                                                                                                (Commencement
                                                                                 Years Ended October 31,        of operations)
                                                                                -------------------------        to October 31,
                                                                                  1995            1994                1993
                                                                                -------------------------       ---------------
Net asset value, beginning of period .........................................  $24.44             $18.41            $12.00
                                                                                ------             ------            ------
Income from investment operations:
        Net investment income (loss) (a) .....................................     .09               (.03)              .03
        Net realized and unrealized gain (loss)  on investment transactions ..   (7.58)              6.18              6.38
                                                                                ------             ------            ------
Total from investment operations .............................................   (7.49)              6.15              6.41
                                                                                ------             ------            ------
Less distributions:
        In excess of net investment income ...................................      --               (.06)               --
        From net realized gains on investment transactions ...................    (.73)              (.06)               --
                                                                                ------             ------            ------
Total distributions ..........................................................    (.73)              (.12)               --
                                                                                ------             ------            ------
Net asset value, end of period ...............................................  $16.22             $24.44            $18.41
                                                                                ======             ======            ======
TOTAL RETURN (%) .............................................................  (30.96)             33.43             53.42(b)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .......................................     519                809               261
Ratio of operating expenses, net to average daily net assets (%) (a) .........    2.08               2.01              2.00*
Ratio of net investment income (loss) to average daily net assets (%) ........     .52               (.20)              .44*
Portfolio turnover rate (%) ..................................................    39.5               22.4               4.6*

(a)   Reflects a per share amount of management fee not imposed
      by the Adviser of ......................................................  $  .01             $  .01            $  .04
      Operating expense ratio including management fee not imposed (%) .......    2.11               2.05              2.69*
(b)   Total return does not reflect the effect of the applicable redemption fees.
 *    Annualized
**    Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                /s/Daniel Pierce

Scudder Latin America Fund

Investment objective

o    long-term  capital   appreciation   through  investment  primarily  in  the
     securities of Latin American issuers

Investment characteristics

o convenient, low-cost access to emerging investment opportunities in Latin America

o professional management of a broad range of equity securities, debt securities and other investments in a rapidly growing region of the world

o    above-average investment risk


Contents

Investment objective and policies                      5
Why invest in the Fund?                                7
Latin American investment experience                   7
Additional information about policies
   and investments                                     7
Risk factors                                           9
Distribution and performance information              12
Fund organization                                     13
Purchases                                             14
Exchanges and redemptions                             15
Transaction information                               16
Shareholder benefits                                  20
Directors and Officers                                23
Investment products and services                      24
How to contact Scudder                                25

Investment objective and policies

Scudder Latin America Fund (the "Fund"), a non-diversified series of Scudder International Fund, Inc., seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

The Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. A 2% redemption and exchange fee, described more fully below, may be payable to the Fund for the benefit of remaining shareholders on shares held less than one year. Please refer to "Transaction information--Exchanging and redeeming shares" for more information.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.


Investments

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Peru. In the opinion of the Adviser, these five countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities and may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund invests are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment grade; that is, rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's ("S&P"). For more information about the debt securities in which the Fund may invest, including risks, please see "Additional information about policies and investments."

The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results.

In selecting companies for investment, the Fund typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

The allocation between equity and debt, and among countries in Latin America, varies based on a number of factors, including?: expected rates of economic and corporate profit growth; past performance and current and comparative valuations in Latin American capital markets; the level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, also considers the effects of past economic crises or ongoing financial and political uncertainties.

To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities, including money market securities denominated in U.S. dollars or foreign currencies. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes. The Fund may assume a defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited over an extended period or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash and money market instruments or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers when the Adviser deems such a position advisable in light of economic or market conditions. The Fund may also invest in closed-end investment companies investing primarily in Latin America. In addition, the Fund may invest in loan participations and assignments, when-issued securities, convertible securities and repurchase agreements and may engage in strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.


Why invest in the Fund?

The Fund seeks to take advantage of evolving economic and political trends in Latin America. These trends are largely a result of efforts by Latin American governments to institute democratic and market-oriented economic reforms.

Although the pace and success in accomplishing these objectives vary significantly throughout Latin America, there has been a general trend in recent years towards reducing government's role in economic affairs and creating a business environment conducive to investment and growth. To take better advantage of Latin America's abundant natural resources and other strengths, many countries in the region have established policies to control inflation, reduce government deficits and external debt, stabilize currency exchange rates, reduce taxes and interest rates, and modernize and open securities markets. Governments have also privatized state-owned enterprises, including telephone companies, utilities, banks, petrochemical concerns and railroads, and are beginning to invest heavily in infrastructure, which is necessary for a strong economy. In some Latin American countries these initiatives have already led to more stable economic conditions, stronger economic growth, reduction of capital outflows, and increased interest by foreign investors in Latin America, all of which have helped boost capital market returns in recent years.

Investors should be aware that participation in the Fund involves special considerations and risks not typically associated with a mutual fund investing principally in the securities of U.S. issuers. However, for investors who can accept the risks of Latin American investing and have a long-term investment horizon, the Fund offers the potential for substantial capital appreciation over time. See "Additional information about policies and investments--Risk factors."

The Fund is the first pure no-load fund to invest in Latin America. In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


Latin American investment experience

The Adviser has been active in international investment for over 40 years. The Adviser manages a number of offshore and U.S. investment companies that invest in all or select regions of Latin America, including three closed-end funds trading on the New York Stock Exchange: The Argentina Fund, Inc., The Brazil Fund, Inc., and The Latin America Dollar Income Fund, Inc.


Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.

The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, in restricted securities or in repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained
under   "Investment   Restrictions"   in  the  Fund's  Statement  of  Additional
Information.

Loan participations and assignments

The Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

When investing in a participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than, those held by the assigning lender.

Loan participations and assignments may be illiquid. Please refer to "Risk factors--Illiquid investments" for more information.

When-issued securities

The Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. The Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt
securities.   Please  see  "Risk   factors--Repurchase   agreements"   for  more
information.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Non-diversified investment company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of the Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years. As such, direct investments in Chile will be limited by the Fund's nonfundamental policy of not investing more than 10% of total assets in securities which are not readily marketable.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

The Fund invests in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce the Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Debt securities. The Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment grade (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, and may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions are not subject to the 2% redemption fee, whether paid in cash or reinvested. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Latin America Fund is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"), an open-end, management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in July 1975.

The Fund's activities are supervised by the Corporation's Board of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

The Fund pays the Adviser an annual fee of 1.25% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than that charged by many funds which invest primarily in U.S. securities but not necessarily higher than the fees charged to funds with investment objectives similar to that of the Fund.


For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee, maintaining the annualized expenses for the Fund at 2.08% and, accordingly, received an investment management fee of 1.22% of the Fund's average daily net assets.


All the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder,  Stevens & Clark,  Inc., is located at 345 Park Avenue,  New York,  New
York.

(Continued on page 16)

Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:
                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612
                     o  By  Wire             Please  see   Transaction information--Purchasing shares--
                                             By wire  following  these  tables  for details,  including  the  ABA
                                             wire transfer    number.    Then    call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate
 shares              plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing  shares--
                                             By wire  following  these tables for details, including the ABA wire transfer number.

                     o  In  Person           Visit  one of our Funds Centers   to  make  an   additional
                                             investment  in  your  Scudder  fund account. Funds Center
                                             locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By  telephone  order for more details.

                     o  By Automatic         You may arrange to make  investments  on a regular  basis
                        Investment   Plan    through automatic  deductions from your bank checking account.
                        ($50 minimum)        Please call 1-800-225-5163 for more information and an
                                             enrollment form.


  Exchanges and redemptions


 Exchanging shares   Minimum  investments:   $1,000  to  establish  a  new account;  $100  to  exchange  among existing  accounts

                     o By Telephone    To  speak  with  a  service  representative,  call 1-800-225-5163 from
                                       8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                       Information Line, call 1-800-343-2890 (24 hours a day).

 There may be a      o By Mail          Print or type your instructions and include:
 2% fee payable        or Fax            -   the name of the Fund and the account number you are exchanging from;
 to the Fund for                         -   your name(s) and address as they appear on your account;
 exchanges of                            -   the dollar amount or number of shares you wish to exchange;
 shares held less                        -   the name of the Fund you are exchanging into; and
 than one year.                          -   your signature(s) as it appears on your account and a daytime telephone number.
                                       Send your instructions

                                       by regular mail to:   or   by express, registered,    or  by fax to:
                                                                  or certified mail to:
                                       The Scudder Funds          Scudder Shareholder            1-800-821-6234
                                       P.O. Box 2291              Services Center
                                       Boston, MA 02107-2291      42 Longwater Drive
                                                                  Norwell, MA 02061-1612
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming shares   o By  Telephone    To  speak  with a service representative, call 1-800-225-5163 from  8  a.m.  to 8  p.m. eastern  time  or  to  access  SAIL(TM), Scudder's
                                       Automated   Information  Line, call 1-800-343-2890 (24 hours a day).
                                       You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds  of up to  $50,000  sent to your address of record.

 There may be a     o By Mail          Send your instructions for redemption to the appropriate address or fax number
 2% fee payable       or Fax           above and include:
 to the Fund for                         -   the name of the Fund and account number you are redeeming from;
 redemption of                           -   your name(s) and address as they appear on your account;
 shares held less                        -   the dollar amount or number of shares you wish to redeem; and
 than one year.                          -   your signature(s) as it appears on your account and a daytime telephone number.

                                       A signature guarantee is required for redemptions over $50,000. See
                                       Transaction information--Redeeming shares following these tables.

                    o By  Automatic    You may arrange to receive  automatic  cash payments periodically.
                      Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                      Plan

(Continued from page 13)

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Exchanging and redeeming shares

Upon the redemption or exchange of shares held less than a year, a fee of 2% of the lower of the cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, this fee waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.

Exchanges. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions. You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There may be a 2% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 2% redemption fee.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National

Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Latin America Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Edmund B. Games, Jr. has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Mr. Games joined Scudder's equity research area in 1960 and has focused on Latin American stocks since 1988. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Ms. Kenney, who joined the Fund's team in 1996, has nine years of financial industry experience. Paul Rogers, Portfolio Manager, also joined the Fund's team in 1996 and is primarily responsible for research on Latin American corporations. Mr. Rogers joined Scudder in 1994 and has over 10 years of investment experience.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Directors and Officers

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation


William H. Gleysteen, Jr.
    Director; Consultant


William H. Luers
    Director; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President



Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

David S. Lee*
    Vice President and Assistant Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary


*Scudder, Stevens & Clark, Inc.

Investment products and services


    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                   Profit Sharing and
      401(k) Plans                                                             Money Purchase Pension Plans
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
 ------------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------------


For complete information on any of the above Scudder funds, including management fees and expenses,  call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state and local  taxes.  *Not  available in all states. +++A no-load  variable  annuity  contract provided by Charter  National  Life  Insurance  Company and its  affiliate,  offered by  Scudder's  insurance  agencies,
1-800-225-2470.  #These funds, advised by Scudder,  Stevens & Clark, Inc., are traded on various stock exchanges.  ++For information on Scudder Treasurers  Trust(TM),  an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

How to contact Scudder


 Account Service and Information:                            Please address all correspondence to:


 For existing account service    Scudder Investor                     The Scudder Funds
 and transactions                Relations                            P.O. Box 2291
                                 1-800-225-5163                       Boston, Massachusetts
                                                                      02107-2291
 For personalized  information   Scudder  Automated
 about your Scudder  accounts;   Information   Line
 exchanges and redemptions; or   (SAIL)
 information on any              1-800-343-2890
 Scudder fund

 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information about    Scudder Investor            Many shareholders enjoy the personal,  one-on-one
 the Scudder funds, for          Relations                   service of the Scudder Funds Centers. Check for a
 additional applications and     1-800-225-2470              Funds Center near you--they can be found in the
 prospectuses, or for                                        following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton      New York
 403(b) plans                    Contribution                Boston          Portland, OR
                                 Services                    Chicago         San Diego
                                 1-800-323-6105              Cincinnati      San Francisco
                                                             Los Angeles     Scottsdale

 For information on Scudder Treasurers Trust(TM),  an        For information on Scudder Institutional  Funds*,
 institutional cash management service for corporations,     funds designed to meet the broad investment
 non-profit   organizations  and  trusts  which  utilizes    management and service needs of banks and other
 certain  portfolios  of Scudder  Fund,  Inc.*  ($100,000    institutions, call:  1-800-854-8525.
 minimum), call: 1-800-541-7703.


 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder
 Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following open-end funds: Scudder Global Fund and Scudder Global Discovery Fund, each a series of Scudder Global Fund, Inc.; Scudder Greater Europe Growth Fund, Scudder International Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund, each a series of Scudder International Fund, Inc. Please retain it for future reference.

If you require more detailed information, Statements of Additional Information dated March 1, 1996 for Scudder Global Discovery Fund, Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund; November 1, 1995 for Scudder Global Fund; and August 1, 1995 for Scudder International Fund, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 14.

Scudder Global Fund
-------------------------------------
November 1, 1995

Scudder Global Discovery
Fund
-------------------------------------
March 1, 1996
As Revised March 6, 1996

Scudder Greater Europe
Growth Fund
-------------------------------------
March 1, 1996

Scudder International Fund
-------------------------------------
August 1, 1995

Scudder Latin America
Fund
-------------------------------------
March 1, 1996

Scudder Pacific Opportunities Fund
-------------------------------------
March 1, 1996

Six pure no-load(TM) (no sales charges) mutual funds offering a broad range of worldwide equity opportunities in developed, newly industrialized and developing countries.

Expense information

Scudder Global Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Global Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.


1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1995.

     Investment management fee                                   0.97%
     12b-1 fees                                                  NONE
     Other expenses                                              0.41%
                                                                 ----
     Total Fund operating expenses                               1.38%
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
       $14              $44              $76                $166

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Expense information

Scudder Global Discovery Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Global Discovery Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                                   1.10%
     12b-1 fees                                                  NONE
     Other expenses                                              0.59%
                                                                 ----
     Total Fund operating expenses                               1.69%
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
      $17               $53              $92                $200

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Expense information

Scudder Greater Europe Growth Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Greater Europe Growth Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee (after waiver)                    0.00%**
     12b-1 fees                                                  NONE
     Other expenses                                              1.50%**
                                                                 ----
     Total Fund operating expenses                               1.50%**
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
      $15              $47               $82                $179

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until February 28, 1997, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive its fee, Fund expenses would have been: investment management fee 1.00%, other expenses 1.74% and total operating expenses 2.74% for the fiscal year ended October 31, 1995. To the extent that expenses fall below 1.50% during the fiscal year, the Adviser reserves the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.50%.

Expense information

Scudder International Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder International Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended March 31, 1995.

     Investment management fee                                   0.83%
     12b-1 fees                                                  NONE
     Other expenses                                              0.36%
                                                                 ----
     Total Fund operating expenses                               1.19%
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
      $12               $38              $65                $144

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information --Redeeming shares."

Expense information

Scudder Latin America Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Latin America Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Deferred sales charge                                       NONE
     Redemption fees payable to the Fund                         2.00%*
     Exchange fees payable to the Fund                           2.00%*

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee
     (after state imposed expense limitation)                    1.22%**
     12b-1 fees                                                  NONE
     Other expenses                                              0.86%
                                                                 ----
     Total Fund operating expenses                               2.08%**
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
      $21               $65              $112               $241

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 2% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year, this fee is waived for all shares purchased through certain retirement plans. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."

** For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee. Without the state imposed expense limitation, the total annualized expenses of the Fund would have been 2.11% (of which 1.25% would have consisted of investment management fees) for the fiscal year.

Expense information

Scudder Pacific Opportunities Fund

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Pacific Opportunities Fund. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)           NONE
     Commissions to reinvest dividends                           NONE
     Redemption fees                                             NONE*
     Fees to exchange shares                                     NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributed its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                                   1.10%
     12b-1 fees                                                  NONE
     Other expenses                                              0.64%
                                                                 ----
     Total Fund operating expenses                               1.74%
                                                                 ====

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

     1 Year           3 Years          5 Years            10 Years
     ------           -------          -------            --------
      $18               $55              $94                $205

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

Financial Highlights

Scudder Global Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                               FOR THE PERIOD
                                                                                                                JULY 23, 1986
                                                                                                                (COMMENCEMENT
                                                          YEARS ENDED JUNE 30,                                 OF OPERATIONS)
                                    -------------------------------------------------------------------------    TO JUNE 30,
                                      1995     1994(d)    1993      1992     1991     1990     1989      1988        1987
                                    -------------------------------------------------------------------------  --------------
Net asset value,
 beginning of period.............   $23.93   $21.63     $19.56    $18.06   $20.36   $17.64   $14.47    $15.42      $12.00
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Income from investment
 operations:
 Net investment income...........      .25      .23        .15       .19      .40      .19      .19       .18         .05
 Net realized and unrealized
   gain (loss) on investment
   transactions..................     1.91     2.57       2.42      2.28    (1.50)    3.28     3.20      (.82)       3.37
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total from investment operations      2.16     2.80       2.57      2.47    (1.10)    3.47     3.39      (.64)       3.42
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Less distributions from:
 Net investment income...........     (.11)    (.24)      (.16)     (.31)    (.37)    (.20)    (.14)     (.06)          -
 Net realized gains on
   investment transactions.......     (.34)    (.26)      (.34)     (.66)    (.83)    (.55)    (.08)     (.25)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Total distributions..............     (.45)    (.50)      (.50)     (.97)   (1.20)    (.75)    (.22)     (.31)          -
                                    ------   ------     ------    ------   ------   ------   ------    ------      ------
Net asset value, end of period...   $25.64   $23.93     $21.63    $19.56   $18.06   $20.36   $17.64    $14.47      $15.42
                                    ======   ======     ======    ======   ======   ======   ======    ======      ======
TOTAL RETURN (%).................     9.11    12.99      13.45     14.09    (5.20)   20.00    23.90     (4.45)      28.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  ($ millions)...................    1,168    1,096        577       371      268      257       91        81         102
Ratio of operating expenses,
  to average daily net
  assets (%).....................     1.38     1.45       1.48      1.59     1.70     1.81     1.98      1.71(b)     1.84*(a)
Ratio of net investment income to
  average daily net assets (%)...     1.03      .97        .90      1.09     2.21     1.77     1.22      1.23         .63*
Portfolio turnover rate (%)......     44.4     59.7       64.9      44.6     85.0(c)  38.3     30.7      53.8        32.2*

(a)   The Adviser did not impose all of its management fee during the period July 23, 1986 (commencement of operations) to
      December 31, 1986, amounting to $.01 per share.

(b)   The Adviser absorbed a portion of the Fund's expenses exclusive of management fees, amounting to $.03 per share.

(c)   The portfolio turnover rate on equity securities and debt securities was 62.7% and 174.4%, respectively, based on average monthly equity holdings and average monthly debt holdings.

(d)   Per share amounts have been calculated using weighted average shares outstanding.

  *   Annualized

 **   Not annualized

Financial Highlights

Scudder Global Discovery Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

The Fund changed its name from Scudder Global Small Company Fund on March 6, 1996. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                                    For the Period
                                                                                                                  September 10, 1991
                                                                                                                     (commencement
                                                                                  Years Ended October 31,            of operations)
                                                               --------------------------------------------------    to October  31
                                                                 1995           1994           1993          1992           1991
                                                               --------------------------------------------------------------------
Net asset value, beginning of period . . . . . . . . .          $16.27         $16.14         $12.05         $11.92       $12.00
                                                                ------         ------         ------         ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (a) . . . . . . . . . .            (.03)          (.02)           .04            .07          .01
  Net realized and unrealized gain (loss) on investment
    transactions . . . . . . . . . . . . . . . . . . .            1.38            .48           4.24            .08         (.09)
                                                                ------         ------         ------         ------       ------
Total from investment operations . . . . . . . . . . .            1.35            .46           4.28            .15         (.08)
                                                                ------         ------         ------         ------       ------
LESS DISTRIBUTIONS:
  From net investment income . . . . . . . . . . . . .               -              -           (.07)          (.02)          -
  In excess of net investment income . . . . . . . . .               -           (.18)             -              -            -
  From net realized gains on investment transactions .            (.08)          (.15)          (.12)             -            -
                                                                ------         ------         ------         ------       ------
Total distributions. . . . . . . . . . . . . . . . . .            (.08)          (.33)          (.19)          (.02)           -
                                                                ------         ------         ------         ------       ------
Net asset value, end of period . . . . . . . . . . . .          $17.54         $16.27         $16.14         $12.05       $11.92
                                                                ------         ------         ------         ------       ------
                                                                ------         ------         ------         ------       ------
Total Return (%) . . . . . . . . . . . . . . . . . . .            8.32           2.80          36.04           1.26         (.67)*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . .             255            256            198             55            9
Ratio of operating expenses net, to average daily
  net assets (%) (a) . . . . . . . . . . . . . . . . .            1.69           1.70           1.50           1.50         1.50**
Ratio of net investment income (loss) to average daily
  net assets (%) . . . . . . . . . . . . . . . . . . .            (.12)          (.28)           .53            .78         2.47**
Portfolio turnover rate (%). . . . . . . . . . . . . .            43.7           45.8           54.6           23.4            -
(a) Reflects a per share amount of expenses, exclusive of
     management fees, reimbursed by the Adviser of . .         $     -      $       -        $     -        $     -     $    .06
    Reflects a per share amount of management fee not
     imposed by the Adviser of . . . . . . . . . . . .         $     -      $     .01        $   .04        $   .09     $    .01
    Operating expense ratio including expenses
     reimbursed, management fee and other expenses
     not imposed (%) . . . . . . . . . . . . . . . . .               -           1.76           2.01           2.53        15.34**
*   Not annualized
**  Annualized

Financial Highlights

Scudder Greater Europe Growth Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                                              For the Period
                                                                             Year            October 10, 1994
                                                                             Ended            (commencement
                                                                          October 31,        of operations) to
                                                                             1995            October 31, 1994
                                                                          -----------        -----------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . .         $12.18              $12.00
                                                                               ------              ------
Income from investment operations:
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . . .            .13                 .01
 Net realized and unrealized gain on investment transactions . . . . .           1.70                 .17
                                                                               ------              ------
Total from investment operations . . . . . . . . . . . . . . . . . . .           1.83                 .18
                                                                               ------              ------
Less distributions from net investment income. . . . . . . . . . . . .           (.02)                  -
                                                                               ------              ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .         $13.99              $12.18
                                                                               ------              ------
                                                                               ------              ------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.06                1.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . . . . .             41                   8
Ratio of operating expenses, net to average daily net assets (%) (a)             1.50                1.50*
Ratio of net investment income to average daily net assets (%) . . . .           1.25                2.40*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . .           27.9                   -
(a)   Reflects a per share amount of expenses, exclusive of
       management fees, reimbursed by the Adviser of . . . . . . . . .        $     -             $   .01
      Reflects a per share amount of management fee and other
       fees not imposed. . . . . . . . . . . . . . . . . . . . . . . .        $   .13             $   .02
      Operating expense ratio including expenses reimbursed,
       management fee and other expenses not imposed (%) . . . . . . .           2.74               11.46*

 *    Annualized
**    Not annualized

Financial Hightlights

Scudder International Fund

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                        YEARS ENDED MARCH 31,
                                --------------------------------------------------------------------------------------------
                                 1995      1994       1993     1992       1991      1990       1989   1988     1987    1986
                                --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period........   $42.96    $35.69     $34.36   $34.69     $37.00    $34.79    $33.43  $44.05   $36.93  $23.03
                                ------    ------     ------   ------     ------    ------    ------  ------   ------  ------
Income from investment
  operations:
  Net investment
    income...................      .21       .31        .38      .44        .80       .49       .40     .45      .47     .74
  Net realized and
    unrealized gain (loss)
    on investment
    transactions.............    (1.03)     7.74       2.64     (.37)      (.39)     5.30      4.15    (.86)   13.07   13.70
                                ------    ------     ------   ------     ------    ------    ------  ------   ------  ------
Total from investment
  operations.................     (.82)     8.05       3.02      .07        .41      5.79      4.55    (.41)   13.54   14.44
                                ------    ------     ------   ------     ------    ------    ------  ------   ------  ------
Less distributions:
  From net investment
    income...................       --      (.63)      (.83)      --       (.74)     (.43)     (.13)   (.82)    (.49)   (.41)
  In excess of net
    investment income........       --      (.06)        --       --         --        --        --      --       --      --
  From net realized gains
    on investment
    transactions.............    (2.42)     (.09)      (.86)    (.40)     (1.98)    (3.15)    (3.06)  (9.39)   (5.93)   (.13)
                                ------    ------     ------   ------     ------    ------    ------  ------   ------  ------
Total distributions..........    (2.42)     (.78)     (1.69)    (.40)     (2.72)    (3.58)    (3.19) (10.21)   (6.42)   (.54)
                                ------    ------     ------   ------     ------    ------    ------  ------   ------  ------
Net asset value,
  end of period..............   $39.72    $42.96     $35.69   $34.36     $34.69    $37.00    $34.79  $33.43   $44.05  $36.93
                                ======    ======     ======   ======     ======    ======    ======  ======   ======  ======
TOTAL RETURN (%).............    (2.02)    22.69       9.12      .18       1.46     17.08     14.34    (.47)   40.18   64.17
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of period
  ($ millions)...............    2,192     2,198      1,180      933        929       783       550     559      791     597
Ratio of operating
  expenses to average
  net assets (%).............     1.19      1.21       1.26     1.30       1.24      1.18      1.22    1.21     1.09     .99
Ratio of net investment
  income to average
  net assets (%).............      .48       .75       1.13     1.25       2.22      1.33      1.20    1.16     1.19    2.60
Portfolio turnover rate (%)..     46.3      39.9       29.2     50.4       70.1      49.4      48.3    54.8     66.5    36.0

(a)   Based on monthly average shares outstanding during the period.

Financial Highlights

Scudder Latin America Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.
                                                                                                                FOR THE PERIOD
                                                                                                               DECEMBER 8, 1992
                                                                                                                (COMMENCEMENT
                                                                                 YEARS ENDED OCTOBER 31,        OF OPERATIONS)
                                                                                -------------------------        TO OCTOBER 31,
                                                                                  1995            1994                1993
                                                                                -------------------------       ---------------
Net asset value, beginning of period .........................................  $24.44             $18.41            $12.00
                                                                                ------             ------            ------
Income from investment operations:
        Net investment income (loss) (a) .....................................     .09               (.03)              .03
        Net realized and unrealized gain (loss)  on investment transactions ..   (7.58)              6.18              6.38
                                                                                ------             ------            ------
Total from investment operations .............................................   (7.49)              6.15              6.41
                                                                                ------             ------            ------
Less distributions:
        In excess of net investment income ...................................      --               (.06)               --
        From net realized gains on investment transactions ...................    (.73)              (.06)               --
                                                                                ------             ------            ------
Total distributions ..........................................................    (.73)              (.12)               --
                                                                                ------             ------            ------
Net asset value, end of period ...............................................  $16.22             $24.44            $18.41
                                                                                ======             ======            ======
TOTAL RETURN (%) .............................................................  (30.96)             33.43             53.42(b)**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .......................................     519                809               261
Ratio of operating expenses, net to average daily net assets (%) (a) .........    2.08               2.01              2.00*
Ratio of net investment income (loss) to average daily net assets (%) ........     .52               (.20)              .44*
Portfolio turnover rate (%) ..................................................    39.5               22.4               4.6*

(a)   Reflects a per share amount of management fee not imposed
      by the Adviser of ......................................................  $  .01             $  .01            $  .04
      Operating expense ratio including management fee not imposed (%) .......    2.11               2.05              2.69*
(b)   Total return does not reflect the effect of the applicable redemption fees.
 *    Annualized
**    Not annualized


Financial Highlights

Scudder Pacific Opportunities Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                                          FOR THE PERIOD
                                                                                                         DECEMBER 8, 1992
                                                                               YEARS ENDED OCTOBER 31,    (COMMENCEMENT
                                                                                ---------------------   OF OPERATIONS) TO
                                                                                 1995           1994     OCTOBER 31, 1993
                                                                               -------        -------    ----------------
Net asset value, beginning of period ...................................       $ 17.57        $ 16.21        $ 12.00
                                                                               -------        -------        -------
Income from investment operations:
      Net investment income (a) ........................................           .10            .04            .04
      Net realized and unrealized gain (loss) on investment
      transactions......................................................         (1.98)          1.41           4.17
                                                                               -------        -------        -------
Total from investment operations .......................................         (1.88)          1.45           4.21
                                                                               -------        -------        -------
Less distributions from:
      Net investment income ............................................          (.10)          (.08)            --
      Net realized gains on investment transactions ....................            --           (.01)            --
                                                                               -------        -------        -------
Total distributions ....................................................          (.10)          (.09)            --
                                                                               -------        -------        -------
Net asset value, end of period .........................................       $ 15.59        $ 17.57        $ 16.21
                                                                               =======        =======        =======
TOTAL RETURN (%) .......................................................        (10.73)          8.97          35.08**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) .................................           384            499            270
Ratio of operating expenses, net to average daily net assets (%) (a) ...          1.74           1.81           1.75*
Ratio of net investment income to average daily net assets (%) .........           .65            .28           1.41*
Portfolio turnover rate (%) ............................................          64.0           38.5            9.9*
(a) Reflects a per share amount of management fee and other fees
        not imposed by the Adviser of ..................................            --             --            .03
    Operating expense ratio including expenses reimbursed,
        management fee and other expenses not imposed (%) ..............            --             --           2.90*

 *    Annualized

**    Not annualized

A message from Scudder's chairman

Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/ Daniel Pierce

The Funds

Six pure no-load(TM) (no sales charges) mutual funds offering a broad range of worldwide equity opportunities in developed, newly industrialized and developing countries:

*  Scudder Global Fund
*  Scudder Global Discovery Fund
*  Scudder Greater Europe Growth Fund
*  Scudder International Fund
*  Scudder Latin America Fund
*  Scudder Pacific Opportunities Fund

Contents

Introduction .............................  15
Scudder Global Fund ......................  15
Scudder Global Discovery Fund ............  17
Scudder Greater Europe Growth Fund .......  19
Scudder International Fund ...............  21
Scudder Latin America Fund ...............  22
Purchases ................................  24
Exchanges and redemptions ................  25
Scudder Pacific Opportunities Fund .......  27
Special risk considerations ..............  29
Additional information about policies
  and investments ........................  29
Distribution and performance
  information ............................  36
Fund organization ........................  37
Transaction information ..................  39
Shareholder benefits .....................  43
Investment products and services .........  47
How to contact Scudder ............ Back Cover

Introduction

Scudder Global Fund, Scudder Global Discovery Fund, Scudder Greater Europe Growth Fund, Scudder International Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund (collectively, the "Funds"), are mutual funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The six Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of Funds is most suitable for your investment needs.

Each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in a Fund's objectives. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objective will be met.

Scudder Global Fund

Investment objective and policies

Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers. Income is an incidental consideration.

Investments

The Fund invests in companies that the Adviser believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will be spread broadly around the world. The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. The Fund may be invested 100% in non-U.S. issues, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization.

The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, and convertible and nonconvertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be predominantly investment-grade securities, that is, those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's ("S&P") or those of equivalent quality as determined by the Adviser. The Fund may not invest more than 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P or deemed by the Adviser to be of comparable quality (see

"Additional information about policies and investments--Risk factors").

The Fund may invest in zero coupon securities which pay no cash income and are issued at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Fixed-income securities also may be held for temporary defensive purposes when the Adviser believes market conditions so warrant and for temporary investment. Similarly, the Fund may invest in cash equivalents (including foreign money market instruments, such as bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements) for temporary defensive purposes and for liquidity. The Fund may invest in closed-end investment companies holding foreign securities. In addition, the Fund may engage in strategic transactions.

Why invest in the Fund?

The management of the Fund believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. This global investment framework seeks to take advantage of the investment opportunities created by the global economy. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

The Fund is designed for investors seeking worldwide equity opportunities in developed, newly industrialized and developing countries (some of these developing countries are located in Latin America and Africa). Like consumers who seek to buy a good product wherever it is made, the Fund seeks to find investment opportunities regardless of location. Because the Fund's portfolio invests globally, it provides the potential to augment returns available from the U.S. stock market. In addition, since U.S. and foreign markets do not always move in step with each other, a global portfolio will be more diversified than one invested solely in U.S. securities.

Investing directly in foreign securities is usually impractical for most investors because it presents complications and extra costs. Investors often find it difficult to arrange purchases and sales, to obtain current information, to hold securities in safekeeping and to convert the value of their investments from foreign currencies into dollars. The Fund manages these problems for the investor. With a single investment, the investor has a diversified worldwide investment portfolio which is managed actively by experienced professionals. The Adviser has had many years of experience investing in foreign markets and dealing with trading, custody and currency transactions around the world. The Adviser has the benefit of information it receives from worldwide sources and believes the Fund affords investors an efficient and cost-effective method of investing worldwide.

Scudder Global Discovery Fund

Investment objective and policies

Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

Investments in small companies

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

The Adviser invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

Under normal circumstances the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also invest up to 5% of its net assets in debt securities rated below investment-grade (see "Additional information about policies and investments--Risk factors").

The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the Fund will not exceed $750 million.

The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents.

Why invest in the Fund?

Scudder Global Discovery Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.

Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise. The Fund enjoys the flexibility to invest in all established markets, as well as in newly free or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.

The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.

While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.

The Fund is appropriate for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, hold securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience managing international mutual funds.

Scudder Greater Europe Growth Fund

Investment objective and policies

Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although the focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

Greater Europe includes both the industrialized nations of Western Europe and the less wealthy or developed countries in Southern and Eastern Europe. Within this diverse area, the Fund seeks to benefit from accelerating economic growth transformation and deregulation taking hold. These developments involve, among other things, increased privatizations and corporate restructurings, the reopening of equity markets and economies in Eastern Europe, further broadening of the European Community, and the implementation of economic policies to promote non-inflationary growth. The Fund invests in companies it believes are well placed to benefit from these and other structural and cyclical changes now underway in this region of the world.

Investments

The Fund will invest, under normal market conditions, at least 80% of its assets in the equity securities of European companies. The Fund defines a European company as follows:

* A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

* A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund expects the majority of its equity assets to be in the more established and liquid markets of Western and Southern Europe. These more established Western and Southern European countries include: Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Spain, Sweden, Switzerland, and the United Kingdom. To enhance return potential, however, the Fund may pursue investment opportunities in the less wealthy nations of Southern Europe, currently Greece, Portugal and Turkey, and the former communist countries of Eastern Europe, including countries once part of the Soviet Union. The Fund may invest in other countries of Europe when their markets become sufficiently developed, in the opinion of the Fund's Adviser.

The Fund intends to allocate its investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund's equity investments are common stock, preferred stock (convertible or non-convertible), depositary receipts (sponsored or unsponsored) and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market. In addition, the Fund may engage in strategic transactions.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Capital appreciation in debt securities may arise from a favorable change in relative interest rate levels or in the creditworthiness of issuers. Within this 20% limit, the Fund may hold debt securities which are unrated, rated, or the equivalent of those rated below investment-grade (commonly referred to as "junk bonds"); that is, rated below Baa by Moody's or below BBB by S&P.

The Fund may invest in when-issued securities and convertible securities and may enter into repurchase agreements. The Fund may also invest in closed-end investment companies that invest primarily in Europe.

In addition, to provide for redemptions or distributions, the Fund may borrow from banks and other entities in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity. See "Additional information about policies and investments--Risk factors."

Investment strategy

The Adviser will conduct regional, country, industry and company analysis in search of investments likely to benefit from economic, political, industrial and other changes occurring across Europe. In investigating these four areas, the Adviser relies heavily on fundamental analysis supplemented by field research.

Regional and country analysis involves evaluating such factors as projected levels of economic growth, changes in interest rates and inflation, trade patterns, fluctuations in currencies and political developments within and among nations. Along with this macroeconomic analysis, the Adviser weighs the prospects for individual industries and companies. The focus will be on looking for companies with strong management teams, solid finances, leading products, franchises or technologies, and market strategies well positioned to benefit from growth and developments in the region.

Why invest in the Fund?

The goal of the Fund is to provide investors with long-term growth of capital by participating in investments, primarily in the form of equity securities, located throughout Greater Europe, which encompasses both the industrialized nations of Western Europe and the less wealthy or developed markets in Southern and Eastern Europe. Greater Europe is a region of more than 3.8 million square miles, 800 million consumers, and has a total wealth unsurpassed by any other continent. While this region is diverse in culture, politics and industrial development, it is taking steps to promote greater economic integration and cooperation.

In selecting investments for the Fund, the Adviser seeks out well-managed companies, both large multinationals and smaller local firms, standing to benefit from structural and cyclical changes now underway in Europe. Economic growth transformation and renewal are taking place in different areas and different ways including: a trend toward privatizations and corporate restructurings; deregulation and modernization of securities markets; reduction in trade barriers and currency restrictions; global expansion by major European companies of both exports and production; steps toward the broadening of the European Community; economic reform and modernization of the former communist countries of Eastern Europe; expected further growth of an already large middle class and a general increase in consumer confidence; and anticipated labor market restructurings. The Adviser believes that active management, based on disciplined fundamental research, will yield promising investment opportunities for long-term capital appreciation. The Fund seeks to provide appreciation over time with average international equity fund risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While the Fund entails stock market and other risks, movements in its share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and thus may moderate overall portfolio risk.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the German deutschemark, for example, the dollar value of a German stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the deutschemark, the dollar value of the German stock will fall.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult and expensive to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the European markets.

Scudder International Fund

Investment objective and policies

Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. These securities are selected primarily to permit the Fund to participate in non-United States companies and economies with prospects for growth. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. In addition, the Fund may engage in strategic transactions.

Investments

The Fund generally invests in equity securities of established companies, listed on foreign exchanges, which the Fund's Adviser believes have favorable characteristics.

When the Adviser believes that it is appropriate to do so in order to achieve the Fund's investment objective of long-term capital growth, the Fund may invest up to 20% of its total assets in debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Portfolio debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged by the Adviser to be of equivalent quality. The Fund may also invest up to 5% of its total assets in debt securities which are rated below investment-grade (see "Additional information about policies and investments--Risk factors").

When the Adviser determines that exceptional conditions exist abroad, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the U.S.

Why invest in the Fund?

The Fund is designed for investors seeking investment opportunity and diversification through an actively managed portfolio of foreign securities.

One reason that some investors may wish to invest overseas is that certain foreign economies may grow more rapidly than the U.S. economy and may offer opportunities for achieving superior investment returns. Another reason is that foreign stock and bond markets do not always move in step with each other or with the U.S. markets. A portfolio invested in a number of markets worldwide will be better diversified than one which is subject to the movements of a single market.

Another benefit of the Fund is that it eliminates the complications and extra costs associated with direct investment in individual foreign securities.

Individuals investing directly in foreign stocks may find it difficult to make purchases and sales, to obtain current information, to hold securities in safekeeping, and to convert the value of their investments from foreign currencies into U.S. dollars. The Fund manages these tasks for the investor. With a single investment, the investor has a diversified international investment portfolio, which is actively managed by experienced professionals. The Adviser has had long experience in dealing in foreign markets and with brokers and custodian banks around the world. The Adviser also has the benefit of an established information network and believes the Fund affords a convenient and cost-effective method of investing internationally.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall.

Scudder Latin America Fund

Investment objective and policies

Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Fund's Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

The Fund involves above-average investment risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. A 2% redemption and exchange fee, described more fully below, may be payable to the Fund for the benefit of remaining shareholders on shares held less than one year. Please refer to "Transaction Information -- Exchanging and Redeeming Shares from Scudder Latin America Fund" for more information.

Investments

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. For purposes of this prospectus, Latin America is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

* Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

* Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

* Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

* Securities of Latin American issuers, as defined above, in the form of depositary shares.

Although the Fund may participate in markets throughout Latin America, under present conditions the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Peru. In the opinion of the Adviser, these five countries offer the most developed capital markets in Latin America. The Fund may invest in other countries in Latin America when the Adviser deems it appropriate. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities and may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities. Capital appreciation in debt securities may arise from a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Receipt of income from such debt securities is incidental to the Fund's objective of long-term capital appreciation. Most debt securities in which the Fund invests are not rated. When debt securities are rated, it is expected that such ratings will generally be below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P. For more information about the debt securities in which the Fund may invest, including risks, please see "Additional information about policies and investments --Risk factors."

The Fund may invest up to 35% of its total assets in the equity securities of U.S. and other non-Latin American issuers. In evaluating non-Latin American investments, the Adviser seeks investments where an issuer's Latin American business activities and the impact of developments in Latin America may have a positive effect on the issuer's business results.

In selecting companies for investment, the Fund typically evaluates industry trends, a company's financial strength, its competitive position in domestic and export markets, technology, recent developments and profitability, together with overall growth prospects. Other considerations generally include quality and depth of management, government regulation, and availability and cost of labor and raw materials. Investment decisions are made without regard to arbitrary criteria as to minimum asset size, debt-equity ratios or dividend history of portfolio companies.

The allocation between equity and debt, and among countries in Latin America, varies based on a number of factors, including: expected rates of economic and corporate profit growth; past

(Continued on page 26)

Purchases

 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                 by regular mail to:       or          by express, registered,
                                                                                       or certified mail to:
                                                 The Scudder Funds                     Scudder Shareholder Services
                                                 P.O. Box 2291                         Center
                                                 Boston, MA                            42 Longwater Drive
                                                 02107-2291                            Norwell, MA
                                                                                       02061-1612
                     o By Wire               Please see Transaction
                                             information--Purchasing shares-- By
                                             wire for details, including the ABA
                                             wire transfer number. Then call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                             Shareholder benefits.
-----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the complete Fund name, to
 Scudder Funds."                             the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds
                                             Centers to make an additional
                                             investment in your Scudder fund
                                             account. Funds Center locations are
                                             listed under Shareholder benefits.

                     o By Telephone          Please see Transaction
                                             information--Purchasing shares-- By
                                             AutoBuy or By telephone order for
                                             more details.

                    o  By Automatic          You may arrange to make investments on a
                       Investment Plan       regular basis through automatic
                       ($50 minimum)         deductions from your bank checking account. Please call
                                             1-800-225-5163 for more information and an
                                             enrollment form.

 Exchanges and redemptions

 Exchanging        Minimum investments: $1,000 to establish a new
 shares            account; $100 to exchange among existing accounts

                   o  By Telephone     To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8
                                       p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                       Information Line, call 1-800-343-2890 (24 hours a day).

 There may be a    o  By Mail          Print or type your instructions and include:
 2% fee payable       or Fax             -   the name of the Fund and the account number you are exchanging from;
 to the Scudder                          -   your name(s) and address as they appear on your account;
 Latin America                           -   the dollar amount or number of shares you wish to exchange;
 Fund for                                -   the name of the Fund you are exchanging into; and
 exchanges of                            -   your signature(s) as it appears on your account and a daytime telephone
 shares held less                            number.
 than one year.
                                       Send your instructions
                                       by regular mail to:     or by express, registered,     or by fax to:
                                                                  or certified mail to:
                                       The Scudder Funds          Scudder Shareholder            1-800-821-6234
                                       P.O. Box 2291              Services Center
                                       Boston, MA 02107-2291      42 Longwater Drive
                                                                  Norwell, MA
                                                                  02061-1612
-----------------------------------------------------------------------------------------------------------------------

 Redeeming         o  By Telephone      To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8
 shares                                 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information
                                        Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

 There may be a    o  By Mail          Send your instructions for redemption to the appropriate address or fax number
 2% fee payable       or Fax           above and include:
 to the Scudder                          -   the name of the Fund and account number you are redeeming from;
 Latin America                           -   your name(s) and address as they appear on your account;
 Fund for                                -   the dollar amount or number of shares you wish to redeem; and
 redemption of                           -   your signature(s) as it appears on your account and a daytime telephone
 shares held less                            number.
 than one year.

                                       A signature guarantee is required for
                                       redemptions over $50,000. See Transaction information--Redeeming shares following these tables.

                   o  By Automatic      You may arrange to receive automatic cash payments periodically.
                      Withdrawal Plan   Call  1-800-225-5163 for more information and an enrollment form.

(Continued from page 23)

performance and current and comparative valuations in Latin American capital markets; the level and anticipated direction of interest rates; changes or anticipated changes in Latin American government policy; and the condition of the balance of payments and changes in the terms of trade. The Fund, in seeking undervalued markets or individual securities, also considers the effects of past economic crises or ongoing financial and political uncertainties.

To provide for redemptions, or in anticipation of investment in Latin American securities, the Fund may hold cash or cash equivalents (in U.S. dollars or foreign currencies) and other short-term securities, including money market securities denominated in U.S. dollars or foreign currencies. In addition, to provide for redemptions or distributions, the Fund may borrow from banks in an amount not exceeding the value of one-third of the Fund's total assets. The Fund does not expect to borrow for investment purposes. The Fund may assume a defensive position when, due to political or other factors, the Adviser determines that opportunities for capital appreciation in Latin American markets would be significantly limited over an extended period or that investing in those markets poses undue risk to investors. The Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash and money market instruments or invest all or a portion of its assets in securities of U.S. or other non-Latin American issuers when the Adviser deems such a position advisable in light of economic or market conditions. The Fund may also invest in closed-end investment companies investing primarily in Latin America. In addition, the Fund may invest in loan participations and assignments, when-issued securities, convertible securities and repurchase agreements and may engage in strategic transactions.

Why invest in the Fund?

The Fund seeks to take advantage of evolving economic and political trends in Latin America. These trends are largely a result of efforts by Latin American governments to institute democratic and market-oriented economic reforms.

Although the pace and success in accomplishing these objectives vary significantly throughout Latin America, there has been a general trend in recent years towards reducing government's role in economic affairs and creating a business environment conducive to investment and growth. To take better advantage of Latin America's abundant natural resources and other strengths, many countries in the region have established policies to control inflation, reduce government deficits and external debt, stabilize currency exchange rates, reduce taxes and interest rates, and modernize and open securities markets. Governments have also privatized state-owned enterprises, including telephone companies, utilities, banks, petrochemical concerns and railroads, and are beginning to invest heavily in infrastructure, which is necessary for a strong economy. In some Latin American countries these initiatives have already led to more stable economic conditions, stronger economic growth, reduction of capital outflows, and increased interest by foreign investors in Latin America, all of which have helped boost capital market returns in recent years.

Investors should be aware that participation in the Fund involves special considerations and risks not typically associated with a mutual fund investing principally in the securities of U.S. issuers. However, for investors who can accept the risks of Latin American investing and have a long-term investment horizon, the Fund offers the potential for substantial capital appreciation over time. See "Additional information about policies and investments--Risk factors."

Scudder Pacific Opportunities Fund

Investment objective and policies

Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan. The Fund's investment program focuses on the smaller, emerging markets in this region of the world. The Fund is appropriate for no-load investors seeking to benefit from economic growth in the Pacific Basin, but who do not want direct exposure to the Japanese market. An investment in the Fund entails above-average investment risk.

Investments

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry.

The Fund defines securities of Pacific Basin companies as follows:

* Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

* Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depositary receipts and warrants. These may be restricted securities. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter or have no organized market.

The Fund may invest up to 35% of its total assets in foreign and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. The Fund may purchase bonds rated Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or, if unrated, of equivalent quality as determined by the Adviser. Should the rating of a security in the Fund's portfolio be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). In evaluating non-Pacific Basin investments, the Adviser seeks investments where an issuer's Pacific Basin business activities and the impact of developments in the Pacific Basin may have a positive effect on the issuer's business results. The Fund may also purchase shares of closed-end investment companies that invest primarily in the Pacific Basin. In addition, the Fund may invest in when-issued securities and convertible securities and may engage in strategic transactions. For temporary defensive purposes, the Fund may hold without limit debt instruments as well as cash and cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements when the Adviser deems such a position advisable in light of economic or market conditions.

More information about investment techniques is provided under "Additional information about policies and investments."

Investment strategy

The Adviser seeks to identify companies with favorable potential for appreciation through growing earnings or market recognition over time. While these companies may be among the largest in their local markets, they may be small by the standards of U.S. market capitalization.

The Adviser evaluates investments for the Fund from both a macroeconomic and a microeconomic perspective, using extensive field research. Macroeconomic research includes a study of the economic fundamentals of each country and an examination of regional themes such as growing trade, increases in direct foreign investment and deregulation of capital markets. Understanding regional themes allows the Adviser to identify the industries and sectors most likely to benefit from the political, social and economic changes taking place across the Pacific Basin. Microeconomic analysis identifies individual companies with exceptional business prospects, which may be due to market dominance, unique franchises, high growth potential, or innovative services, products or technologies.

Why invest in the Fund?

The Fund is designed for investors wishing to participate in the investment opportunities afforded by the smaller, emerging markets in the Pacific Basin. The Adviser believes that the economies of the Pacific Basin will continue to have among the world's fastest rates of economic growth over the next decade. These economies are generally characterized by large, hard-working labor pools, a well-educated and growing middle class and high savings rates. They are benefiting from rapid growth of intra-regional trade, one of the most important economic developments in this part of the world in recent years, and a high level of infrastructure development. Many companies in the Pacific Basin are experiencing rising productivity and profit growth due to increased focus on higher value added, more profitable product lines and enhanced capital investment in technology. In addition, governments are opening capital markets to foreign investors region-wide. This combination of factors is attracting foreign capital to the region and fueling growth that is presently more rapid than that of Japan, the U.S. and other more developed countries. As a result, the stock markets in many of these countries have, in recent years, outperformed our own.

The Fund involves above-average risk. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. However, movements in the Fund's share price may have a low correlation with movements in the U.S. markets, so adding shares of the Fund to an investor's portfolio may increase the investor's portfolio diversification, and moderate overall portfolio risk.

Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current market, industry or corporate information, hold securities for safekeeping and convert profits from foreign currencies to U.S. dollars. The Fund manages these tasks for the investor. The Adviser has had long experience in dealing in foreign markets and believes the Fund affords a convenient and cost-effective method of investing in the more dynamic, developing countries in the Pacific Basin region. See "Additional information about policies and investments--Risk factors."

Special risk considerations

Global and international investing involves economic and political considerations not typically found in U.S. markets. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, expropriation, political and social instability, and diplomatic developments. In addition, communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Each Fund is designed for long-term investors who can accept international investment risk. Since the Funds normally will be invested in both U.S. and foreign securities markets, changes in a Fund's share price may have a low correlation with movements in the U.S. markets. A Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased. Because of the Funds' investment policies and the investment considerations discussed above, investment in shares of a Fund should not be considered a complete investment program. Please see "Additional information about policies and investments--Risk factors."

Additional information about policies and investments

Investment restrictions

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk.

Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes. Each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.

Each Fund may not invest more than 25% of its total assets in securities of companies in the same industry.

Each Fund, as a matter of nonfundamental policy, may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, restricted securities and repurchase agreements maturing in more than seven days.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.

Convertible securities

Each of the Funds, with the exception of Scudder International Fund, may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which each Fund, with the exception of Scudder Latin America Fund, may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The convertible securities in which the Scudder Latin America Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

When-issued securities

Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund may purchase equity and debt securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price. Scudder Greater Europe Growth Fund and Scudder Latin America Fund may also enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risk similar to that of debt securities.

Special situation securities

From time to time, Scudder Global Discovery Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Loan participations and assignments

Scudder Latin America Fund may invest in fixed and floating rate loans arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

When investing in a participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower, but these rights and the Fund's obligations may differ from, and be more limited than, those held by the assigning lender.

Loan participations and assignments may be illiquid. Please refer to "Risk factors--Illiquid investments" for more information.

Strategic Transactions and derivatives

Each of the Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Funds' unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

Each Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that a Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Debt securities. Scudder Global Fund may invest no more than 5% of its total assets in debt securities rated BBB or Baa (investment-grade) or below, or in unrated securities. Scudder Global Discovery Fund may invest no more than 5% of its net assets in debt securities rated below investment-grade. Scudder Greater Europe Growth Fund may invest up to 20% of its total assets in debt securities which are unrated, rated or the equivalent of those rated below investment-grade. All three Funds may invest in securities which are rated as low as C by Moody's or D by S&P at the time of purchase.

Scudder Latin America Fund may invest in debt securities which are unrated, rated or the equivalent of those rated below investment-grade and will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, and may also invest in securities rated C by Moody's or D by S&P.

Scudder International Fund may invest no more than 5% of its total assets in debt securities which are rated below investment-grade and may invest in securities which are rated C by Moody's or D by S&P or, if unrated, are of equivalent quality.

Securities rated below Baa by Moody's and below BBB by S&P are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated C by Moody's or D by S&P may be in default with respect to payment of principal and interest. The market price of such lower-rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and a Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. The lower the quality of such debt securities, the greater their risks render them like equity securities. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Non-diversified investment company. Each of the Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause a Fund's share price to fluctuate more than that of a diversified company.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to sellers of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income and gains from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Currency movements. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Should the U.S. dollar appreciate against foreign currencies, then the value of a Fund's securities holdings would depreciate, all other things being equal. If the reverse is true, then a Fund's holdings would appreciate in value.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in small companies. There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for a Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which a Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of a Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years. As such, direct investments in Chile will be limited by each Fund's nonfundamental policy of not investing more than 10% of total assets in securities which are not readily marketable.

If a Fund invests in securities denominated in currencies of Latin American countries, then changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, it generally will not be possible to reduce a Fund's Latin American currency risk through hedging. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Investing in the Pacific Basin. Investments in Pacific Basin countries are susceptible to political and economic factors affecting issuers in the region. Similarly, some Pacific Basin economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. This in turn may affect a Fund's investments in the region, even though it may not be invested directly in Japan. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes.

Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Investing in Europe. A Fund's performance is susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect a Fund's performance. To the extent that a Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in each Fund's respective Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions

Scudder Global Fund and Scudder International Fund intend to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made within three months of each Fund's fiscal year end, if necessary.

Scudder Greater Europe Growth Fund intends to distribute any dividends from its ordinary income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary.

Scudder Global Discovery Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund intend to distribute dividends from their net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. Distributions from the Scudder Latin America Fund are not subject to the 2% redemption fee, whether paid in cash or reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by a Fund to foreign countries.

Each Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming that the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least ten years, the life of the Fund will be used where applicable.) "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.

Performance for any of the six Funds will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.

Fund organization

Scudder Global Fund and Scudder Global Discovery Fund are diversified series of Scudder Global Fund, Inc. (the "Global Corporation"), an open-end, management investment company registered under the 1940 Act. The Global Corporation was organized as a Maryland corporation in May 1986.

Scudder Greater Europe Growth Fund, Scudder Latin America Fund and Scudder Pacific Opportunities Fund are non-diversified series and Scudder International Fund is a diversified series of Scudder International Fund, Inc. (the "International Corporation"), an open-end, management investment company registered under the 1940 Act. The International Corporation is a Maryland corporation whose predecessor was organized in 1953.

The activities of the Funds are supervised by their respective Boards of Directors. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Funds are not required to and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of each of the six Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement regarding another Fund. The Directors of each Corporation have considered this and approved the use of a combined prospectus.

Investment adviser

Each Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the daily investment and business affairs subject to the policies established by each Corporation's Board of Directors. The Directors have overall responsibility for the management of the Funds under Maryland law.

The management fees for Scudder Global Fund and Scudder International Fund are graduated so that increases in a Fund's net assets may result in a lower average fee rate and decreases in a Fund's net assets may result in a higher average fee rate. The management fees are payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

The Funds' management fees are higher than that charged to most other funds. However, management of the Funds involves analyzing companies, markets and economies throughout the world and the management fees are not necessarily higher than the fees charged to funds with similar investment objectives and policies.

For the fiscal year ended June 30, 1995, the Adviser received an investment management fee of 0.97% of the average daily net assets of Scudder Global Fund. The Adviser receives an investment management fee for these services equal, on an annual basis, to 1.00% of the first $500 million of average daily net assets, 0.95% of such assets in excess of $500 million and 0.90% of such assets in excess of $1 billion.

Prior to September 6, 1995, the Adviser received on an annual basis, an investment management fee for its services equal to 1.00% of the first $500 million of average daily net assets and 0.95% of such assets in excess of $500 million.

For the fiscal year ended October 31, 1995, the Adviser received an investment management fee of 1.10% of Scudder Global Discovery Fund's average daily net assets.

Scudder Greater Europe Growth Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund until February 28, 1997.

For the fiscal year ended October 31, 1995, the Adviser waived its investment management fee. For the fiscal year ended March 31, 1995, the Adviser received an investment management fee of 0.83% of Scudder International Fund's average daily net assets. The Adviser receives an investment management fee for its services equal, on an annual basis, to 0.90% of the first $500 million of average daily net assets, 0.85% of the next $500 million of such assets, 0.80% of the next $1 billion of such assets and 0.75% of such assets in excess of $2 billion.

Prior to September 8, 1994 the Adviser received an investment management fee equal, on an annual basis, to 1.00% of the first $200 million of average daily net assets; 0.90% of the next $200 million of such assets; 0.85% of the next $400 million of such assets and 0.80% of such assets in excess of $800 million.

Scudder Latin America Fund pays the Adviser an annual fee of 1.25% of the Fund's average daily net assets. For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee, maintaining the annualized expenses for the Fund at 2.08% and, accordingly, received an investment management fee of 1.22% of the Fund's average daily net assets.

Scudder Pacific Opportunities Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets.

Under each Fund's respective Investment Management Agreement with the Adviser, a Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying shares of the Fund for sale; the fees and expenses of Directors, officers and employees of each Corporation who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

Brown Brothers Harriman & Co. is the custodian for each of the Funds, with the exception of Scudder Global Fund, whose custodian is State Street Bank and Trust Company.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions. You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Fund by telephone, you should write to a Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Exchanging and redeeming shares from Scudder Latin America Fund

Upon the redemption or exchange of shares held less than a year in Scudder Latin America Fund, a fee of 2% of the lower of the cost or the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, this fee waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in Scudder Latin America Fund's Statement of Additional Information for a more detailed description of the redemption fee.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 2% fee payable to Scudder Latin America Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Trading in securities on foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of a Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by each Corporation's Board of Directors.

Processing time

All purchase and redemption requests received in good order by the Funds' transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Funds and Scudder Investor Services, Inc. each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the Scudder Latin America Fund 2% redemption fee.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by a Fund's Board of Directors. Scudder retirement plans have similar or lower minimum share balance requirements. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub- minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Each Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing each Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. Each Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of Scudder investment professionals who each play an important role in a Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Scudder Global Fund. Lead Portfolio Manager William E. Holzer has had day-to-day responsibility for Scudder Global Fund's worldwide strategy and investment themes since its inception in 1986. Mr. Holzer, who has over 20 years' experience in global investing, joined Scudder in 1980. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder in 1976 and the team in 1993. Alice Ho, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy.

Ms. Ho, who joined Scudder in 1986 as a member of the institutional and private investment counsel areas, has worked as a portfolio manager since 1989.

Scudder Global Discovery Fund. Lead Portfolio Manager Gerald J. Moran has set the Scudder Global Discovery Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined Scudder's equity research and management area in 1968 as an analyst and has focused on small company stocks since 1982 and has been a portfolio manager since 1985. Elizabeth J. Allan, Portfolio Manager, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Ms. Allan, who has been a portfolio manager at Scudder since 1991, joined the firm in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Joan R. Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989. Sewall Hodges, Portfolio Manager, joined Scudder in 1995 and the team in 1996. Mr. Hodges, who has ten years in global analysis and portfolio management, focuses on the Fund's stock selection and research.

Scudder Greater Europe Growth Fund. Carol L. Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Ms. Franklin joined Scudder in 1981 and has nine years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Mr. Bratt has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

Scudder International Fund. Lead Portfolio Manager Carol L. Franklin joined Scudder International Fund's portfolio management team in 1986 and has been responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio since 1992. Ms. Franklin, who has 18 years of experience in finance and investing, joined Scudder in 1981. Nicholas Bratt, Portfolio Manager, directs Scudder's overall global equity investment strategies. Mr. Bratt joined Scudder and the team in 1976. Irene T. Cheng, Portfolio Manager, joined Scudder and the team in 1993. Ms. Cheng has 11 years of experience in finance and investing. Francisco S. Rodrigo III, Portfolio Manager, joined Scudder and the team in 1994. Mr. Rodrigo has been involved with investment in global and international stocks and bonds as a portfolio manager and analyst since 1989. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Ms. Gregory, who joined the team in 1994, has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

Scudder Latin America Fund. Lead Portfolio Manager Edmund B. Games, Jr. has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1992. Mr. Games joined Scudder's equity research area in 1960 and has focused on Latin American stocks since 1988. Tara C. Kenney, Portfolio Manager, assists with the Fund's research and investment strategy. Ms. Kenney, who joined the Fund's team in 1996, has nine years of financial industry experience. Paul Rogers, Portfolio Manager, also joined the Fund's team in 1996 and is primarily responsible for research on Latin American corporations. Mr. Rogers joined Scudder in 1994 and has over 10 years of investment experience.

Scudder Pacific Opportunities Fund. Lead Portfolio Manager Elizabeth J. Allan assumed responsibility for the Fund's day-to-day management and investment strategies in February 1994. Ms. Allan joined Scudder in 1987 as a member of the portfolio management team of a Scudder closed-end mutual fund concentrating its investments in Asia. Nicholas Bratt, Portfolio Manager, has been a member of the Fund's team since 1992 and has over 20 years of experience in global investing. Joyce E. Cornell, Portfolio Manager since 1993, has focused on stock selection, a role she has played since the Fund's introduction in 1992. Ms. Cornell, who has eight years of investment experience as a research analyst, joined Scudder in 1991 in this capacity.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

* Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

* 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

* Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

* 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

* SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

* Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s, please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Investment products and services

The Scudder Family of Funds                                     Income
Money market                                                     Scudder Emerging Markets Income Fund
 Scudder Cash Investment Trust                                   Scudder Global Bond Fund
 Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
Tax free money market+                                           Scudder Income Fund
 Scudder Tax Free Money Fund                                     Scudder International Bond Fund
 Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
 Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
Tax free+                                                       Growth
 Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
 Scudder High Yield Tax Free Fund                                Scudder Development Fund
 Scudder Limited Term Tax Free Fund                              Scudder Global Discovery Fund
 Scudder Managed Municipal Bonds                                 Scudder Global Fund
 Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
 Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
 Scudder Medium Term Tax Free Fund                               Scudder International Fund
 Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
 Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
 Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
Growth and Income                                                Scudder Small Company Value Fund
 Scudder Balanced Fund                                           Scudder Value Fund
 Scudder Growth and Income Fund                                  The Japan Fund
------------------------------------------------------------------------------------------------------------------------
 Retirement Plans and Tax-Advantaged Investments
  IRAs                                                            403(b) Plans
  Keogh Plans                                                     SEP-IRAs
  Scudder Horizon Plan*+++(a variable annuity)                     Profit Sharing and
  401(k) Plans                                                             Money Purchase Pension Plans
------------------------------------------------------------------------------------------------------------------------
Closed-end Funds#
 The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
 The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
 The First Iberian Fund, Inc.
 The Korea Fund, Inc.                                           Institutional Cash Management
 The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
 Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
 Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++
------------------------------------------------------------------------------------------------------------------------

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call: 1-800-541-7703.

 How to contact Scudder

 Account Service and Information:                            Please address all correspondence to:

 For existing account service    Scudder Investor Relations                 The Scudder Funds
 and transactions                1-800-225-5163                             P.O. Box 2291
                                                                            Boston, Massachusetts
                                                                            02107-2291

 For personalized information    Scudder Automated
 about your Scudder accounts;    Information Line
 exchanges and redemptions;      (SAIL)
 or information on any           1-800-343-2980
 Scudder fund

 Investment Information:                                     Or Stop by a Scudder Funds Center:

 To receive information about    Scudder Investor            Many shareholders enjoy the personal,
 the Scudder funds, for          Relations                   one-on-one  service of the  Scudder Funds Centers.
 additional applications and     1-800-225-2470              Check for a Funds Center near you--they can
 prospectuses, or for                                        be found in the following cities:
 investment questions
                                                             Boca Raton         New York
 For establishing 401(k) and     Scudder Defined             Boston             Portland, OR
 403(b) plans                    Contribution Services       Chicago            San Diego
                                 1-800-323-6105              Cincinnati         San Francisco
                                                             Los Angeles        Scottsdale

For information on Scudder Treasurers Trust(TM), an          For information on Scudder Insititutional Funds*,
institutional cash management service for corporations,      funds designed to meet the broad investment
non-profit organizations and trusts which utilizes           management and service needs of banks and
certain portfolios of Scudder Fund, Inc.* ($100,000          other institutions, call: 1-800-854-8525.
minimum), call: 1-800-541-7703.

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.